SUBSEQUENT EVENTS (Details) - USD ($)			12 Months Ended
	Jun. 30, 2015	Jan. 23, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Impairment charges			$ 1,608,505
Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration for disposal		$ 8,000,000
Net assets		9,800,000
Impairment charges		$ 1,600,000
Collected	$ 7,200,000